                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03639

Morgan Stanley Developing Growth Securities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2006

Date of reporting period: June 30, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  NUMBER OF
   SHARES                                                                                               VALUE
-----------------                                                                               ---------------

                     COMMON STOCKS (98.2%)
                     Advertising/Marketing Services (4.0%)
         195,769     Getty Images, Inc.*                                                           $12,433,289
         128,475     Lamar Advertising Co. (Class A)*                                                6,919,664
                                                                                                ---------------
                                                                                                    19,352,953
                                                                                                ---------------
                     Air Freight/Couriers (6.9%)
         279,483     C.H. Robinson Worldwide, Inc.                                                  14,896,444
         321,842     Expeditors International of Washington, Inc.                                   18,026,370
                                                                                                ---------------
                                                                                                    32,922,814
                                                                                                ---------------
                     Apparel/Footwear (1.9%)
         307,170     Coach, Inc.*                                                                    9,184,383
                                                                                                ---------------

                     Apparel/Footwear Retail (1.9%)
         165,943     Abercrombie & Fitch Co. (Class A)                                               9,198,220
                                                                                                ---------------

                     Biotechnology (2.9%)
         179,524     Gen-Probe Inc.*                                                                 9,690,706
          86,247     Techne Corp.*                                                                   4,391,697
                                                                                                ---------------
                                                                                                    14,082,403
                                                                                                ---------------
                     Broadcasting (2.0%)
         486,039     Grupo Televisa S.A. - CPO (ADR) (Mexico)                                        9,385,413
                                                                                                ---------------

                     Casino/Gaming (5.7%)
         200,879     International Game Technology                                                   7,621,349
         184,503     Station Casinos, Inc.                                                          12,560,964
          99,348     Wynn Resorts, Ltd.*                                                             7,282,208
                                                                                                ---------------
                                                                                                    27,464,521
                                                                                                ---------------
                     Construction Materials (1.3%)
         127,733     Florida Rock Industries, Inc.                                                   6,344,498
                                                                                                ---------------

                     Electronic Production Equipment (1.0%)
         174,677     Tessera Technologies, Inc.*                                                     4,803,618
                                                                                                ---------------

                     Financial Conglomerates (2.7%)
         250,618     Brookfield Asset Management Inc. (Class A) (Canada)                            10,180,103
         103,663     Leucadia National Corp.                                                         3,025,923
                                                                                                ---------------
                                                                                                    13,206,026
                                                                                                ---------------
                     Gas Distributors (1.1%)
          63,320     Questar Corp.                                                                   5,096,627
                                                                                                ---------------

                     Home Building (3.1%)
         194,547     Desarrolladora Homex S.A. de C.V. (ADR) (Mexico)*                               6,383,087
          78,605     M.D.C. Holdings, Inc.                                                           4,081,958
           9,433     NVR, Inc.*                                                                      4,633,961
                                                                                                ---------------
                                                                                                    15,099,006
                                                                                                ---------------
                     Hotels/Resorts/Cruiselines (3.6%)
         142,799     Choice Hotels International, Inc.                                               8,653,619
         478,926     Intercontinental Hotels (ADR) (United Kingdom)                                  8,429,102
                                                                                                ---------------
                                                                                                    17,082,721
                                                                                                ---------------
                     Insurance Brokers/Services (2.7%)
         153,934     Brown & Brown, Inc.                                                             4,497,951
         204,896     ChoicePoint, Inc.*                                                              8,558,506
                                                                                                ---------------
                                                                                                    13,056,457
                                                                                                ---------------
                     Internet Retail (2.9%)
         353,721     Amazon.com, Inc.*                                                              13,681,928
                                                                                                ---------------

                     Internet Software/Services (3.3%)
         312,366     Akamai Technologies, Inc.*                                                     11,304,526
         205,246     Netease.com Inc. (ADR) (Cayman Islands)*                                        4,583,143
                                                                                                ---------------
                                                                                                    15,887,669
                                                                                                ---------------
                     Investment Banks/Brokers (1.7%)
          16,813     Chicago Mercantile Exchange Holdings, Inc.                                      8,257,705
                                                                                                ---------------

                     Investment Managers (2.8%)
         325,336     Calamos Asset Management Inc. (Class A)                                         9,431,491
         218,346     Janus Capital Group, Inc.                                                       3,908,393
                                                                                                ---------------
                                                                                                    13,339,884
                                                                                                ---------------
                     Medical Specialties (2.3%)
         269,876     Dade Behring Holdings, Inc.                                                    11,237,637
                                                                                                ---------------

                     Miscellaneous Commercial Services (6.7%)
         200,224     Corporate Executive Board Co. (The)                                            20,062,445
         321,144     Iron Mountain Inc.*                                                            12,004,363
                                                                                                ---------------
                                                                                                    32,066,808
                                                                                                ---------------
                     Miscellaneous Manufacturing (1.8%)
         255,465     Pentair, Inc.                                                                   8,734,348
                                                                                                ---------------

                     Oil & Gas Production (7.6%)
         271,448     Southwestern Energy Co.*                                                        8,458,320
         469,445     Ultra Petroleum Corp. (Canada)*                                                27,824,005
                                                                                                ---------------
                                                                                                    36,282,325
                                                                                                ---------------
                     Other Consumer Services (5.2%)
         183,411     Apollo Group, Inc. (Class A)*                                                   9,476,846
         288,217     Expedia, Inc.*                                                                  4,314,608
         107,428     ITT Educational Services, Inc.*                                                 7,069,837
          98,256     Weight Watchers International, Inc.                                             4,017,688
                                                                                                ---------------
                                                                                                    24,878,979
                                                                                                ---------------
                     Packaged Software (1.4%)
         292,584     Red Hat, Inc.*                                                                  6,846,466
                                                                                                ---------------

                     Personnel Services (3.0%)
         338,175     Monster Worldwide Inc.*                                                        14,426,546
                                                                                                ---------------

                     Pulp & Paper (1.0%)
         167,734     MeadWestvaco Corp.                                                              4,684,811
                                                                                                ---------------

                     Real Estate Development (2.2%)
         278,392     CB Richard Ellis Group, Inc. (Class A)*                                         6,931,961
          76,989     St. Joe Co. (The)                                                               3,583,068
                                                                                                ---------------
                                                                                                    10,515,029
                                                                                                ---------------
                     Recreational Products (1.9%)
         789,410     Activision, Inc.*                                                               8,983,486
                                                                                                ---------------

                     Restaurants (1.8%)
         148,476     Wendy's International, Inc.                                                     8,654,666
                                                                                                ---------------

                     Services to the Health Industry (2.4%)
         175,201     Stericycle, Inc.*                                                              11,405,585
                                                                                                ---------------

                     Specialty Stores (1.3%)
          71,268     AutoZone, Inc.*                                                                 6,285,838
                                                                                                ---------------

                     Specialty Telecommunications (2.7%)
         369,748     Crown Castle International Corp.*                                              12,771,096
                                                                                                ---------------

                     Tobacco (2.1%)
         196,293     Loews Corp.- Carolina Group                                                    10,083,571
                                                                                                ---------------

                     Wireless Telecommunications (3.3%)
         280,138     NII Holdings, Inc.*                                                            15,794,180
                                                                                                ---------------

                     TOTAL COMMON STOCKS
                       (Cost $391,290,243)                                                         471,098,217
                                                                                                ---------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS
-----------------
                     SHORT-TERM INVESTMENT (1.8%)
                     REPURCHASE AGREEMENT
          $8,805     Joint repurchase agreement account
                     5.215% due 07/03/06 (dated 6/30/06;
                     proceeds $8,808,827) (a)
                     (Cost $8,805,000)                                                               8,805,000
                                                                                                ---------------

                     TOTAL INVESTMENTS
                       (Cost $400,095,243) (b)                                     100.0%          479,903,217
                     LIABILITIES IN EXCESS OF OTHER ASSETS                          0.0              (232,119)
                                                                                  ---------     ---------------
                     NET ASSETS                                                    100.0%         $479,671,098
                                                                                  =========     ===============

--------------------------------------------------------------------------------

          ADR  American Depositary Receipt.
          *    Non-income producing security.
          (a)  Collateralized by federal agency and U.S. Treasury obligations.
          (b)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross
               unrealized appreciation is $103,349,686 and the aggregate gross unrealized depreciation is $23,541,712 resulting in net
               unrealized appreciation of $79,807,974.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Developing Growth Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 10, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 10, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 10, 2006

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Developing Growth
     Securities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 10, 2006

                                   /s/ Ronald E. Robison
                                   Ronald E. Robison
                                   Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Developing Growth
     Securities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 10, 2006

                                             /s/ Francis Smith
                                             Francis Smith
                                             Principal Financial Officer

                                       5